Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$ 2,495	$ 17,206	$ (3,723)
Deferred tax expense (benefit)	1,930	(13,885)	(6,903)
Total income tax expense (benefit) attributable to operations	4,425	3,321	(10,626)
Income tax effect on equity:
Attributable to unrealized gains for the year	(12,760)	5,152	5,779
Total income tax effect on equity	$ (8,335)	$ 8,473	$ (4,847)